Wakefield Alternative Series Trust

700 17th Street, Suite 1550

Denver, CO  80202

October 30, 2014

U.S. Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

Re:  Wakefield Alternative Series Trust (the "Trust")

File Nos.:

333-177169

811-22612

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is a certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective November 1, 2014, do not differ from those filed electronically in the Post-Effective Amendment No. 8 on October 28, 2014.

Sincerely,

/s/ Patrick F. Hart III

Patrick F. Hart III

President